Employee Benefit Plan (Details) - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined contribution plan, description	the Company’s matching contribution was 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation, subject to limitations imposed by the IRC.	the Company’s matching contribution was 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation, subject to limitations imposed by the IRC.	the Company’s matching contribution was 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation, subject to limitations imposed by the IRC.	the Company’s matching contribution was 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation, subject to limitations imposed by the IRC.
Expenses relating to plan	$ 49,000			$ 15,000	$ 0